Acquired Intangible Assets, Net (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 27,099,170	$ 27,099,170	$ 27,099,170
Accumulated amortization	(6,106,033)	(6,106,033)	(4,547,046)
Impairment	(20,993,137)	(20,993,137)
Net carrying amount	0	0	22,552,124
Amortization expenses		1,558,987	1,558,987	1,787,796
Impairment of intangible assets	21,000,000	20,993,137	0	1,365,376
Trademark [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	24,901,940	24,901,940	24,901,940
Accumulated amortization	(4,876,630)	(4,876,630)	(3,631,533)
Impairment	(20,025,310)	(20,025,310)
Net carrying amount	0	0	21,270,407
Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,197,230	2,197,230	2,197,230
Accumulated amortization	(1,229,403)	(1,229,403)	(915,513)
Impairment	(967,827)	(967,827)
Net carrying amount	0	0	1,281,717
Customer list [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets				$ 1,365,376